Equity (Details 1) - Compulsorily Convertible Debentures [Member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Compulsorily convertible Debentures issued to Kotak Special Securities Fund	₨ 3,405,833	₨ 2,723,924
Kotak Data Center Fund [Member]
Disclosure Of Detailed Information About Fully Paid Compulsorily Convertible Debentures [Line Items]
Compulsorily convertible Debentures issued to Kotak Special Securities Fund	₨ 3,405,833	₨ 2,723,924